Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Abstract]
Patents	$ 127,603	$ 185,595
Website Development Costs	104,622	79,248
Intangible Assets, at cost	232,225	264,843
Accumulated Amortization	(75,141)	(37,585)
Intangible Assets, net	$ 157,084	$ 227,258